Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 25,238	$ 17,563,041	$ 216,617
Income tax expense at the PRC statutory rate	(6,310)	(4,390,760)	(54,154)
International tax rate differential	(1,665)	5,303	(419)
Super deduction for research and development expenses	84,008	159,235	7,229
Non-deductible expenses	(55,748)	(227,821)	(2,225)
Effect of preferential tax rate	(4,213)	1,774,595	19,224
Change in valuation allowance	(12,707)	(4,135)	2,656
Effect of PRC withholding tax	59,006	(426,737)	(2,747)
Other adjustments	522	6,190	(1,002)
Total income tax recovery (expense)	$ 62,893	$ (3,104,130)	$ (31,438)